Basis of Presentation - Schedule of Principles of Consolidation (Details) (10-Q)		9 Months Ended		12 Months Ended
		Sep. 30, 2017		Dec. 31, 2016 [2]
Players Network [Member]
Name of Entity		Players Network	[1]	Players Network
State of Incorporation		Nevada	[1]	Nevada
Relationship		Parent	[1]	Parent
Abbreviated Reference		PNTV	[1]	PNTV
Green Leaf Farms Holdings, LLC [Member]
Name of Entity	[3]	GLFH, LLC
State of Incorporation	[3]	Nevada
Relationship	[3]	Subsidiary
Abbreviated Reference	[3]	GLFH

[1]	Players Network entity is in the form of a corporation.
[2]	Players Network entity is in the form of a Corporation.
[3]	Majority-owned subsidiary formed on July 8, 2014, in which PNTV retained 84% ownership, with the remaining 16% held by key experts and advisors. An additional 1.6% was sold to an investor on December 8, 2014 and 3% was transferred back from a founding member on December 2, 2015, giving PNTV 85.4% ownership and minority interests ownership of 14.6%. The form of the entity was changed from a corporation to a limited liability company on May 9, 2017 at which time the name was changed from Green Leaf Farms Holdings, Inc. to Green Leaf Farms Holdings LLC ("GLFH").